Document and Entity Information	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	MOLSON COORS BEVERAGE COMPANY
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-0178360
Entity File Number	001-14829
Entity Address, Address Line One	P.O. Box 4030, BC555
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	303
Local Phone Number	279-6565
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000024545
Amendment Flag	false
New York Stock Exchange Inc | Senior Notes Due 2024
Document Information [Line Items]
Title of 12(b) Security	3.800% Senior Notes due 2032
Trading Symbol	TAP 32
Security Exchange Name	NYSE
Common Class A | New York Stock Exchange Inc
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01
Trading Symbol	TAP.A
Security Exchange Name	NYSE
Common Class B | New York Stock Exchange Inc
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, par value $0.01
Trading Symbol	TAP
Security Exchange Name	NYSE
Canada
Document Information [Line Items]
Entity Address, Address Line One	111 Boulevard Robert-Bourassa, 9th Floor
Entity Address, City or Town	Montréal
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H3C 2M1
Entity Address, Country	CA
City Area Code	514
Local Phone Number	521-1786